FT Vest DJIA Dogs 10 Target Income ETF Investment Objectives and Goals - FT Vest DJIA Dogs 10 Target Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The FT Vest DJIA® Dogs 10 Target Income ETF (the "Fund") seeks to provide current income with a secondary objective of providing capital appreciation.